Consolidated Balance Sheet [Parenthetical] (USD $)	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	10,000,000
Preferredstock, shares issued	413,388
Preferred stock, shares outstanding	413,388
Preferred Stock, Liquidation Preference Per Share (in dollars)	$ 8,267,760
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	500,000,000
Common stock, shares issued	284,683,977
Common stock, shares outstanding	284,683,977